Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Corporation tax rate	19.00%	19.00%	19.00%